Equity (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Share Capital Reserves And Other Equity Interest Text Block Abstract
Schedule of number of common shares issued and outstanding
	2022
	No. of shares	Par value
		USD ’000
Common shares (par value of USD 0.01)	45,306,928	453
Earnout shares* (par value of USD 0.01)	3,012,500	30
Restricted shares awards (par value of USD 0.01) (see note 32)	667,181	7
Common shares issued	48,986,609	490

	2021
	No. of shares	Par value
		USD ’000
Common shares (par value of USD 0.01)	45,471,084	455
Earnout shares* (par value of USD 0.01)	3,012,500	30
Restricted shares awards (par value of USD 0.01) (see note 32)	396,857	4
	48,880,441	489

*	The Earnout Shares are subject to vesting at stock prices ranges from USD 11.50 to 15.25. The Earnout Shares are considered outstanding shares and have dividend and voting rights, however, the Earnout Shares are non-transferable by their holders until they vest and, if the Earnout Shares do not vest on or prior to 17 March 2028, they will be cancelled by the Company.

Schedule of fair value reserve
	2022	2021	2020
	USD ’000	USD ’000	USD ’000
Balance at the beginning of the year	8,215	18,160	4,274
Net change in fair value reserve during the year for bonds at fair value through OCI, net of tax	(45,135)	(9,240)	11,481
Net change in fair value reserve during the year for equities at fair value through OCI	(1,940)	(819)	(71)
Realized gain on sale of equities at fair value through other comprehensive income	19	-	2,341
ECL (release) charge transferred to consolidated statement of income	(138)	114	135
Balance at the end of the year	(38,979)	8,215	18,160